INCOME PER SHARE	6 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 11 - INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the six months indicated:

	Six months ended December 31,
	2017	2018
	(Unaudited)	(Unaudited)
Numerator:

Net income attributable to the Company - basic	$57,591	$72,036

Net income attributable to the Company - diluted (i)	$58,067	$72,324

Denominator:

Weighted average ordinary shares outstanding used in computing basic income per share	60,428,431	60,450,930
Effect of dilutive securities

Convertible Bond	788,800	796,200

Restricted shares	23,861	24,734
Weighted average ordinary shares outstanding used in computing diluted income per share	61,241,092	61,271,864

Income per share - basic	$0.95	1.19

Income per share - diluted	$0.95	1.18

(i) For the six months ended December 31, 2017 and 2018, interest accretion related to the Convertible Bond of $476 and $288 respectively, is added back to derive net income attributable to the Company for computing diluted income per share.

Vested and unissued restricted shares of 86,332 and 108,831 shares are included in the computation of basic and diluted income per share for the six months ended December 31, 2017, and 2018, respectively. The effects of share options have been excluded from the computation of diluted income per share for the six months ended December 31, 2017 and 2018 as their effects would be anti-dilutive.